Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026
1
Shares Security Description Value
Common Stock - 98.8%
Communication Services - 2.5%
14,920 Magnite, Inc.
(a)
$ 376,879
Consumer Discretionary - 4.3%
1,050 Abercrombie & Fitch Co.
(a)
141,424
2,595 BJ's Restaurants, Inc.
(a)
148,668
645 Five Below, Inc.
(a)
141,623
4,105 Life Time Group Holdings, Inc.
(a)
163,707
1,975 Lindblad Expeditions Holdings,
Inc.
(a)
62,074
657,496
Consumer Staples - 4.0%
2,465 elf Beauty, Inc.
(a)
248,891
2,590 Freshpet, Inc.
(a)
149,081
1,890 The Chefs' Warehouse, Inc.
(a)
212,001
609,973
Energy - 2.2%
2,195 Cactus, Inc. 136,573
2,740 Solaris Energy Infrastructure, Inc.,
Class A 195,033
331,606
Financials - 3.2%
4,355 Figure Technology Solutions, Inc.,
Class A
(a)
125,642
8,570 Flywire Corp.
(a)
149,975
1,335 Palomar Holdings, Inc. 164,592
3,515 Paysign, Inc.
(a)
47,382
487,591
Health-Care - 37.4%
8,505 Adaptive Biotechnologies Corp.
(a)
245,794
3,555 AtriCure, Inc.
(a)
199,791
6,430 Axogen, Inc.
(a)
269,546
2,060 Beta Bionics, Inc.
(a)
39,099
4,195 BioMarin Pharmaceutical, Inc.
(a)
251,700
4,975 CareDx, Inc.
(a)
323,375
9,655 Ceribell, Inc.
(a)
235,485
8,070 Compass Pathways PLC, ADR
(a)
100,391
3,665 Corcept Therapeutics, Inc.
(a)
422,318
2,800 Definium Therapeutics, Inc.
(a)
106,568
3,140 Edgewise Therapeutics, Inc.
(a)
127,484
1,810 Glaukos Corp.
(a)
297,184
7,325 Guardian Pharmacy Services, Inc.
(a)
298,713
6,365 HeartFlow, Inc.
(a)
316,659
3,950 Hinge Health, Inc., Class A
(a)
384,098
5,275 Kiniksa Pharmaceuticals
International PLC
(a)
393,568
475 Krystal Biotech, Inc.
(a)
157,966
755 Ligand Pharmaceuticals, Inc.
(a)
235,839
Shares Security Description Value
Health-Care - 37.4% (continued)
6,510 MiniMed Group, Inc.
(a)
$ 126,750
4,260 NeoGenomics, Inc.
(a)
78,214
1,730 Palvella Therapeutics, Inc.
(a)
238,619
1,365 RadNet, Inc.
(a)
94,103
850 Repligen Corp.
(a)
163,395
5,315 Schrodinger, Inc./U.S.
(a)
165,031
3,585 Travere Therapeutics, Inc.
(a)
211,085
1,175 Twist Bioscience Corp.
(a)
227,057
5,709,832
Industrials - 14.4%
60 Accelevation Holdings Corp.
(a)
1,077
940 AeroVironment, Inc.
(a)
133,687
2,255 Allient, Inc. 251,658
1,890 Astronics Corp.
(a)
127,424
2,155 CECO Environmental Corp.
(a)
150,074
410 ESCO Technologies, Inc. 108,695
4,115 Forgent Power Solutions, Inc.
(a)
154,066
1,250 Herc Holdings, Inc. 156,000
645 Huron Consulting Group, Inc.
(a)
101,155
395 Matson, Inc. 86,758
605 Modine Manufacturing Co.
(a)
113,256
1,905 Proto Labs, Inc.
(a)
180,689
515 RBC Bearings, Inc.
(a)
257,103
65 Sterling Infrastructure, Inc.
(a)
31,966
515 VSE Corp. 84,820
2,480 Xometry, Inc., Class A
(a)
255,068
2,193,496
Information Technology - 30.8%
2,090 Aehr Test Systems
(a)
208,206
2,360 AXT, Inc.
(a)
182,688
2,365 Cohu, Inc.
(a)
161,151
3,020 Digi International, Inc.
(a)
230,215
1,745 DigitalOcean Holdings, Inc.
(a)
232,766
2,380 Diodes, Inc.
(a)
230,360
8,195 Five9, Inc.
(a)
278,712
1,230 FormFactor, Inc.
(a)
183,651
540 Frequency Electronics, Inc.
(a)
45,646
1,245 Impinj, Inc.
(a)
223,216
1,585 JFrog, Ltd.
(a)
153,808
425 Littelfuse, Inc. 180,089
795 Manhattan Associates, Inc.
(a)
157,966
1,625 MaxLinear, Inc.
(a)
146,754
10,950 Netskope, Inc.
(a)
190,968
420 Plexus Corp.
(a)
109,599
3,675 Q2 Holdings, Inc.
(a)
203,742
1,210 Red Violet, Inc.
(a)
95,602
1,010 Semtech Corp.
(a)
180,134

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2026.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 30.8% (continued)
560 Silicon Motion Technology Corp.,
ADR $ 156,800
1,410 SPS Commerce, Inc.
(a)
116,240
1,240 TTM Technologies, Inc.
(a)
152,322
1,330 Ultra Clean Holdings, Inc.
(a)
107,810
3,340 Varonis Systems, Inc.
(a)
158,483
4,470 Via Transportation, Inc.
(a)
135,218
3,915 Viavi Solutions, Inc.
(a)
164,117
9,820 Zeta Global Holdings Corp.,
Class A
(a)
310,017
4,696,280
Total Common Stock (Cost $13,598,713) 15,063,153
Shares Security Description Value
Money Market Fund - 2.0%
296,918 First American Treasury
Obligations Fund,
Class X, 3.79%
(b)
(Cost $296,918) 296,918
Investments, at value - 100.8% (Cost
$13,895,631) $ 15,360,071
Other Assets & Liabilities, Net - (0.8)% (115,089)
Net Assets - 100.0% $ 15,244,982
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 15,360,071
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 15,360,071